Cover Page	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	VALVOLINE INC
Entity Incorporation, State or Country Code	KY
Entity File Number	001-37884
Entity Tax Identification Number	30-0939371
Entity Address, Address Line One	100 Valvoline Way, Suite 100
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40509
City Area Code	(859)
Local Phone Number	357-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	VVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001674910
Amendment Flag	false